Intangibles, Net (Tables)	12 Months Ended
Jun. 30, 2015
Intangibles, net [Abstract]
Summary of intangible assets
	June 30, 2015	June 30, 2014
Land use rights under capital lease	$5,267,495	$2,746,232
Less: accumulated amortization	(354,119)	(296,473)
Total	$4,913,376	$2,449,759

Schedule of estimated future amortization expenses
Year ending June 30,	Estimated amortization expense

2016	$104,962
2017	104,962
2018	104,962
2019	104,962
2020	104,962
Thereafter	4,388,566
Total	$4,913,376